Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Hartford Funds Exchange-Traded Trust
Entity Central Index Key	0001501825
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000189003 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Total Return Bond ETF
Class Name	Hartford Total Return Bond ETF
Trading Symbol	HTRB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Total Return Bond ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Total Return Bond ETF	$15	0.29%
^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 1,990,985,177
Holdings Count | Holding	1,615
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of January 31, 2025
Fund's net assets	$1,990,985,177
Total number of portfolio holdings	1,615
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	28%

Holdings [Text Block]
Graphical Representation of Holdings as of January 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	36.8%
U.S. Government Securities	31.3%
Corporate Bonds	20.6%
Asset & Commercial Mortgage-Backed Securities	17.3%
Foreign Government Obligations	2.6%
Municipal Bonds	0.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	(9.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000193047 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Municipal Opportunities ETF
Class Name	Hartford Municipal Opportunities ETF
Trading Symbol	HMOP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Municipal Opportunities ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Municipal Opportunities ETF	$15	0.29%
^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[2]
Net Assets	$ 518,279,955
Holdings Count | Holding	530
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of January 31, 2025
Fund's net assets	$518,279,955
Total number of portfolio holdings (excluding derivatives, if any)	530
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings as of January 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	23.0%
General Obligation	10.8%
Airport	9.1%
School District	8.2%
Medical	8.1%
Single Family Housing	7.5%
Transportation	6.7%
Development	3.5%
Nursing Homes	3.4%
Water	3.3%
Other*	13.1%
Short-Term Investments	1.4%
Other Assets & Liabilities	1.9%
Total	100.0%
*	Ten largest municipal bonds are presented. Additional municipal bonds are found in Other along with Commercial Mortgage-Backed Securities.

C000193049 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond ETF
Class Name	Hartford Schroders Tax-Aware Bond ETF
Trading Symbol	HTAB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Schroders Tax-Aware Bond ETF	$20	0.39%
^	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[3]
Net Assets	$ 449,000,180
Holdings Count | Holding	275
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of January 31, 2025
Fund's net assets	$449,000,180
Total number of portfolio holdings	275
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings as of January 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	84.9%
U.S. Government Securities	3.4%
U.S. Government Agencies^	3.1%
Foreign Government Obligations	0.3%
Corporate Bonds	0.0%†
Short-Term Investments	7.7%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000200624 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford AAA CLO ETF (formerly, Hartford Short Duration ETF)
Class Name	Hartford AAA CLO ETF (formerly, Hartford Short Duration ETF)
Trading Symbol	HSRT	[4]
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford AAA CLO ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford AAA CLO ETF	$12	0.24%
^	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[5]
Net Assets	$ 97,370,326
Holdings Count | Holding	100
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of January 31, 2025
Fund's net assets	$97,370,326
Total number of portfolio holdings (excluding derivatives, if any)	100
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings as of January 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	96.8%
Short-Term Investments	0.8%
Other Assets & Liabilities	2.4%
Total	100.0%

C000217911 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Bond ETF
Class Name	Hartford Core Bond ETF
Trading Symbol	HCRB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Core Bond ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Core Bond ETF	$15	0.29%
^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[6]
Net Assets	$ 283,405,078
Holdings Count | Holding	846
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of January 31, 2025
Fund's net assets	$283,405,078
Total number of portfolio holdings	846
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	25%

Holdings [Text Block]
Graphical Representation of Holdings as of January 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	39.8%
U.S. Government Agencies^	27.5%
Corporate Bonds	22.0%
Asset & Commercial Mortgage-Backed Securities	19.3%
Foreign Government Obligations	1.7%
Municipal Bonds	0.5%
Short-Term Investments	0.2%
Other Assets & Liabilities	(11.0)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000230267 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Commodity Strategy ETF (Consolidated)
Class Name	Hartford Schroders Commodity Strategy ETF (Consolidated)
Trading Symbol	HCOM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Schroders Commodity Strategy ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Schroders Commodity Strategy ETF	$31	0.59%
^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[7]
Net Assets	$ 10,045,055
Holdings Count | Holding	56
Investment Company Portfolio Turnover	258.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of January 31, 2025
Fund's net assets	$10,045,055
Total number of portfolio holdings	56
Portfolio turnover rate	258%

Holdings [Text Block]
Graphical Representation of Holdings as of January 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Materials	3.2%
Short-Term Investments	80.1%
Other Assets & Liabilities	16.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000230284 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Strategic Income ETF
Class Name	Hartford Strategic Income ETF
Trading Symbol	HSUN	[8]
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Strategic Income ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Strategic Income ETF	$26	0.50%
^	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[9]
Net Assets	$ 75,872,145
Holdings Count | Holding	585
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of January 31, 2025
Fund's net assets	$75,872,145
Total number of portfolio holdings	585
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	66%

Holdings [Text Block]
Graphical Representation of Holdings as of January 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	30.1%
Asset & Commercial Mortgage-Backed Securities	18.6%
U.S. Government Securities	17.4%
Senior Floating Rate Interests	14.3%
Convertible Bonds	6.5%
U.S. Government Agencies^	6.3%
Foreign Government Obligations	5.8%
Preferred Stocks	1.0%
Municipal Bonds	0.2%
Common Stocks	0.1%
Warrants	0.0%†
Other Assets & Liabilities	(0.3)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000230731 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Large Cap Growth ETF
Class Name	Hartford Large Cap Growth ETF
Trading Symbol	HFGO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Large Cap Growth ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Large Cap Growth ETF	$33	0.59%
^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.59%	[10]
Net Assets	$ 130,720,837
Holdings Count | Holding	48
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of January 31, 2025
Fund's net assets	$130,720,837
Total number of portfolio holdings (excluding derivatives, if any)	48
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings as of January 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	42.6%
Communication Services	23.2%
Consumer Discretionary	15.6%
Health Care	8.3%
Financials	4.6%
Industrials	2.0%
Real Estate	1.3%
Energy	1.2%
Consumer Staples	0.9%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000244148 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Quality Value ETF
Class Name	Hartford Quality Value ETF
Trading Symbol	QUVU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Quality Value ETF (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Quality Value ETF	$23	0.45%
^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[11]
Net Assets	$ 177,648,827
Holdings Count | Holding	65
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of January 31, 2025
Fund's net assets	$177,648,827
Total number of portfolio holdings (excluding derivatives, if any)	65
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings as of January 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	22.3%
Health Care	15.9%
Industrials	10.8%
Information Technology	10.2%
Consumer Staples	8.5%
Energy	7.8%
Utilities	6.6%
Communication Services	4.9%
Consumer Discretionary	3.8%
Real Estate	3.8%
Materials	3.3%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Effective as of April 15, 2025, the new ticker will be TRPA.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Effective as of April 15, 2025, the new ticker will be HFSI.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.